Portfolio of Investments
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.2%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.2%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	0.110%	600,000	600,000
Total Floating Rate Notes (Cost $600,000)			600,000

Municipal Bonds 95.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.2%
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2015-23
07/01/2028	5.000%	1,240,000	1,457,508
07/01/2031	5.000%	1,750,000	2,037,910
07/01/2032	5.000%	2,000,000	2,320,200
Revenue Bonds
Passenger Facility Charge
Series 2011
07/01/2027	5.500%	6,635,000	6,838,363
Port of Portland Airport(c)
Revenue Bonds
Portland International Airport
Series 2019
07/01/2035	5.000%	1,680,000	2,031,675
Series 2020A-27
07/01/2030	5.000%	3,000,000	3,818,610
Total			18,504,266
Charter Schools 0.2%
Oregon State Facilities Authority(d)
Revenue Bonds
Redmond Proficiency Academy Project
Series 2015
06/15/2025	4.750%	200,000	207,110
06/15/2035	5.500%	540,000	561,114
Total			768,224
Higher Education 1.4%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2034	5.250%	1,000,000	1,028,880
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015
05/01/2030	5.000%	550,000	597,080
05/01/2036	5.000%	1,500,000	1,602,825
Oak Tree Foundation Project
Series 2017
03/01/2024	5.000%	250,000	258,965
03/01/2025	5.000%	200,000	207,864
Oregon State Facilities Authority
Refunding Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	291,317
University of Portland
Series 2015A
04/01/2030	5.000%	500,000	563,345
04/01/2031	5.000%	530,000	595,238
Total			5,145,514
Hospital 12.2%
Astoria Hospital Facilities Authority
Refunding Revenue Bonds
Columbia Memorial Hospital
Series 2012
08/01/2021	4.000%	725,000	742,618
08/01/2026	5.000%	1,200,000	1,280,544
08/01/2027	5.000%	1,260,000	1,340,552
08/01/2031	5.000%	2,860,000	3,020,818
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2012
09/01/2022	5.000%	500,000	535,940
Series 2016
09/01/2028	5.000%	265,000	313,302
09/01/2030	5.000%	830,000	971,855
09/01/2031	5.000%	500,000	581,530
09/01/2032	5.000%	270,000	312,601
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2033	5.000%	1,200,000	1,542,420
Asante Projects
Series 2020A
08/15/2039	4.000%	1,100,000	1,263,845
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	7,500,000	8,950,950
Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019A
07/01/2032	5.000%	5,175,000	6,754,306
Oregon Health & Science University(e)
Revenue Bonds
Capital Appreciation-Independent School District
Series 1996A (NPFGC)
07/01/2021	0.000%	1,805,000	1,800,830
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2016A
06/01/2033	5.000%	1,600,000	1,885,296
06/01/2034	5.000%	3,185,000	3,740,655
PeaceHealth Project
Series 2014A
11/15/2029	5.000%	1,600,000	1,785,792
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Project
Series 2016A
05/15/2029	5.000%	1,000,000	1,198,270
05/15/2030	5.000%	1,000,000	1,190,120
05/15/2031	5.000%	1,025,000	1,215,066
Series 2019
05/15/2037	5.000%	2,305,000	2,841,696
Total			43,269,006
Local General Obligation 32.9%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis(f)
Unlimited General Obligation Bonds
Series 2018A
06/15/2038	5.000%	500,000	625,385
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/2029	4.000%	1,000,000	1,129,340
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/2035	5.250%	3,400,000	3,774,510
Canyonville South Umpqua Rural Fire Protection District
Unlimited General Obligation Bonds
Series 2001
07/01/2031	5.400%	610,000	611,318
Central Oregon Community College
Limited General Obligation Bonds
Series 2014
06/01/2029	5.000%	500,000	579,135
Unlimited General Obligation Bonds
Series 2010
06/15/2024	4.750%	2,580,000	2,585,366
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2026	5.000%	1,100,000	1,281,533
Series 2015
06/15/2026	4.000%	1,745,000	2,010,223
City of Hillsboro
Limited General Obligation Refunding Bonds
Series 2012
06/01/2025	4.000%	1,875,000	1,982,550
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2026	5.000%	1,675,000	2,008,861
06/01/2027	5.000%	1,715,000	2,054,244
City of Madras
Unlimited General Obligation Refunding Bonds
Series 2013
02/15/2024	4.000%	565,000	602,465
02/15/2027	4.500%	500,000	540,825
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project
Series 2014
06/01/2024	5.000%	1,985,000	2,319,989
Limited Tax General Obligation Refunding Bonds
Series 2011A
06/01/2023	5.000%	6,140,000	6,307,929
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities
Series 2014
06/15/2024	5.000%	1,885,000	2,206,468
City of Redmond
Limited General Obligation Bonds
Series 2014A
06/01/2027	5.000%	685,000	792,360
City of Salem
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,360,240
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	689,043
Clackamas & Washington Counties School District No. 3
Unlimited General Obligation Bonds
Series 2020B
06/15/2028	5.000%	275,000	360,517
06/15/2029	5.000%	435,000	581,382

2	Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clackamas Community College District(f)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	5.000%	760,000	917,206
Clackamas County School District No. 108 Estacada
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/2025	5.500%	2,485,000	3,070,068
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	4,332,475
Clatsop County School District No. 1-C
Unlimited General Obligation Bonds
Astoria
06/15/2035	5.000%	1,000,000	1,287,900
Clatsop County School District No. 30 Warrenton-Hammond(e)
Unlimited General Obligation Bonds
Deferred Interest
Series 2019
06/15/2035	0.000%	1,000,000	659,910
Columbia County School District No. 502(e)
Unlimited General Obligation Bonds
Deferred Interest Bonds
Series 2020A
06/15/2033	0.000%	300,000	226,953
Coos County School District No. 9 Coos Bay
Unlimited General Obligation Bonds
Series 2018
06/15/2034	5.000%	500,000	632,135
06/15/2035	5.000%	1,000,000	1,260,390
County of Clackamas
Unlimited General Obligation Refunding Bonds
Series 2020
06/01/2030	4.000%	1,030,000	1,311,664
06/01/2031	4.000%	1,060,000	1,335,505
Deschutes & Jefferson Counties School District No. 2J Redmond(e)
Unlimited General Obligation Bonds
Series 2004B (NPFGC)
06/15/2022	0.000%	2,335,000	2,316,553
Hillsboro School District No. 1J
Unlimited General Obligation Bonds
Washington, Yamhill and Multnomah Counties
Series 2020
06/15/2029	5.000%	550,000	735,080
06/15/2038	4.000%	2,500,000	3,024,600
Jackson County School District No. 4(e)
Unlimited General Obligation Bonds
Series 2018A
06/15/2033	0.000%	1,000,000	730,310
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jackson County School District No. 5 Ashland
Unlimited General Obligation Bonds
Series 2019
06/15/2036	5.000%	3,000,000	3,848,100
Jackson County School District No. 549C Medford
Unlimited General Obligation Refunding Bonds
Series 2015
12/15/2023	5.000%	1,000,000	1,145,760
Jackson County School District No. 6 Central Point
Unlimited General Obligation Bonds
Series 2019A
06/15/2036	4.000%	1,145,000	1,356,104
Jackson County School District No. 9 Eagle Point
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2021	5.500%	1,410,000	1,454,514
Klamath Falls City Schools
Unlimited General Obligation Refunding Bonds
Series 2015A
06/15/2028	4.000%	500,000	569,065
Lane Community College
Unlimited General Obligation Bonds
Series 2012
06/15/2023	5.000%	1,000,000	1,076,570
Series 2020A
06/15/2033	4.000%	1,000,000	1,233,770
Lane County School District No. 1 Pleasant Hill(e)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,581,046
Lane County School District No. 19 Springfield
Unlimited General Obligation Bonds
Series 2015A
06/15/2031	5.000%	2,000,000	2,393,640
Lane County School District No. 19 Springfield(e)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	2,953,531
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2024	0.000%	2,305,000	2,255,650
06/15/2028	0.000%	1,480,000	1,343,366
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,258,960
Marion County School District No. 15 North Marion
Unlimited General Obligation Bonds
Series 2018B
06/15/2032	5.000%	1,000,000	1,277,520
06/15/2033	5.000%	240,000	305,112

Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(e)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	2,828,920
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,765,840
Multnomah County School District No. 1 Portland
Unlimited General Obligation Bonds
Series 2020
06/15/2029	5.000%	2,000,000	2,669,100
Multnomah County School District No. 7 Reynolds(e)
Unlimited General Obligation Bonds
Deferred Interest
Series 2015B
06/15/2030	0.000%	4,000,000	3,053,200
Oregon City School District No. 62
Unrefunded Unlimited General Obligation Refunding Revenue Bonds
School Building Guaranty
Series 2014
06/01/2034	5.000%	990,000	1,136,807
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/2027	4.000%	750,000	851,137
02/01/2028	4.000%	1,000,000	1,126,570
Portland Community College District
Unlimited General Obligation Bonds
Series 2018
06/15/2029	5.000%	1,000,000	1,231,300
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,610,552
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2018
06/15/2035	4.000%	1,000,000	1,180,420
Union County School District No. 1 La Grande
Unlimited General Obligation Bonds
Series 2015
06/15/2030	4.000%	1,000,000	1,168,510
Washington Clackamas & Yamhill Counties School District No. 88J(e)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	2,061,780
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,000	5,648,760
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington County School District No. 1 West Union
Unlimited General Obligation Bonds
Hillsboro School District No. 1J
Series 2017
06/15/2035	5.000%	2,500,000	3,087,150
Washington County School District No. 15 Forest Grove
Unlimited General Obligation Bonds
Series 2012A
06/15/2024	5.000%	1,780,000	1,914,176
Yamhill Clackamas & Washington Counties School District No. 29J Newberg
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2021	5.500%	1,000,000	1,031,570
Total			116,662,932
Multi-Family 0.7%
Oregon State Facilities Authority
Refunding Revenue Bonds
College Housing Northwest Projects
Series 2013A
10/01/2022	4.000%	875,000	888,020
Oregon State Facilities Authority(d)
Revenue Bonds
College Housing Northwest Projects
Series 2016A
10/01/2026	4.000%	500,000	494,025
10/01/2036	5.000%	1,000,000	992,370
Total			2,374,415
Municipal Power 2.2%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/2033	5.000%	350,000	421,067
12/01/2034	5.000%	400,000	480,780
12/01/2035	5.000%	410,000	491,897
12/01/2036	5.000%	440,000	527,164
City of Eugene Electric Utility System
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	669,003
08/01/2030	5.000%	420,000	527,365
08/01/2031	5.000%	450,000	562,351
08/01/2032	5.000%	250,000	310,808
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,789,068
12/01/2036	5.000%	1,545,000	1,873,390
Total			7,652,893

4	Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 0.8%
Oregon State Business Development Commission
Revenue Bonds
Intel Corp. Project
Series 2018-232 (Mandatory Put 08/14/2023)
12/01/2040	2.400%	2,000,000	2,095,520
Warm Springs Reservation Confederated Tribe(d),(g)
Refunding Revenue Bonds
Green Bonds - Pelton-Round Butte Project
Series 2019
11/01/2036	5.000%	590,000	706,130
Total			2,801,650
Pool / Bond Bank 0.7%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	850,000	1,040,545
01/01/2029	5.000%	1,120,000	1,367,878
Total			2,408,423
Ports 1.1%
Port of Morrow
Limited General Obligation Refunding Bonds
Series 2016
12/01/2027	5.000%	615,000	682,072
12/01/2028	5.000%	645,000	714,641
12/01/2029	5.000%	340,000	376,343
12/01/2030	5.000%	335,000	370,808
12/01/2031	5.000%	375,000	414,982
12/01/2036	5.000%	1,160,000	1,277,090
Total			3,835,936
Refunded / Escrowed 8.5%
City of Woodburn Wastewater
Refunding Revenue Bonds
Series 2011A Escrowed to Maturity
03/01/2022	5.000%	4,620,000	4,904,962
Clackamas County School District No. 12 North Clackamas
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014
06/15/2029	5.000%	1,500,000	1,753,410
Jefferson County School District No. 509J
Prerefunded 06/15/23 Unlimited General Obligation Bonds
Madras
Series 2013B
06/15/2028	5.000%	2,095,000	2,350,276
Oregon City School District No. 62
Prerefunded 06/01/24 Unlimited General Obligation Refunding Revenue Bonds
School Building Guaranty
Series 2014
06/01/2034	5.000%	780,000	907,327
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Public Finance Corp.(g)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	6,466,600
Umatilla County School District No. 16R Pendleton
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014A
06/15/2030	5.000%	1,110,000	1,297,523
06/15/2031	5.000%	2,890,000	3,378,237
Washington & Multnomah Counties School District No. 48J Beaverton
Prerefunded 06/15/22 Unlimited General Obligation Bonds
Series 2012B
06/15/2023	4.000%	4,090,000	4,337,281
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014
06/15/2033	5.000%	4,000,000	4,675,760
Total			30,071,376
Retirement Communities 3.1%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project - TEMPS-50
Series 2020
11/15/2025	2.750%	1,000,000	1,007,630
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2038	5.000%	220,000	230,474
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	4,000,000	4,170,120
Terwilliger Plaza, Inc.
Series 2012
12/01/2020	5.000%	335,000	335,743
12/01/2022	5.000%	500,000	520,170
Series 2016
12/01/2030	5.000%	325,000	356,506
12/01/2036	5.000%	900,000	966,177
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor
Series 2013
10/01/2022	5.000%	625,000	658,575
10/01/2023	5.000%	645,000	696,510
10/01/2024	5.000%	455,000	489,712

Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Salem Hospital Facility Authority
Revenue Bonds
Capital Manor Project
Series 2018
05/15/2033	5.000%	555,000	606,881
05/15/2038	5.000%	500,000	540,150
Yamhill County Hospital Authority
Refunding Revenue Bonds
Friendsview Retirement Community
Series 2016
11/15/2026	4.000%	425,000	436,887
Total			11,015,535
Single Family 1.7%
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
07/01/2032	3.150%	2,700,000	2,907,846
Series 2020A
07/01/2028	1.700%	1,505,000	1,511,366
01/01/2029	1.750%	1,455,000	1,454,811
Single Family Mortgage Program
Series 2011B
07/01/2028	5.250%	65,000	65,440
Total			5,939,463
Special Non Property Tax 8.7%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	541,331
06/15/2031	5.000%	725,000	898,029
06/15/2032	5.000%	780,000	961,319
Oregon State Lottery
Refunding Revenue Bonds
Series 2014B
04/01/2027	5.000%	1,750,000	2,013,147
Series 2015D
04/01/2027	5.000%	2,500,000	2,979,125
Revenue Bonds
Series 2019A
04/01/2036	5.000%	1,000,000	1,284,720
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	4,000,000	5,041,040
Senior Lien User Tax
Series 2017C
11/15/2026	5.000%	1,000,000	1,260,260
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2019A
11/15/2036	5.000%	2,000,000	2,586,540
Revenue Bonds
Subordinated Series 2020A
11/15/2037	5.000%	4,000,000	5,252,440
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,154,110
09/01/2032	4.000%	1,250,000	1,435,925
Revenue Bonds
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,982,043
Series 2018A
09/01/2034	5.000%	550,000	686,796
09/01/2035	5.000%	800,000	995,896
Series 2019A
09/01/2037	5.000%	1,500,000	1,947,060
Total			31,019,781
Special Property Tax 2.0%
City of Keizer
Special Assessment Bonds
Keizer Station Area
Series 2008A
06/01/2031	5.200%	2,155,000	2,162,499
City of Portland
Refunding Tax Allocation Bonds
Series 2015
06/15/2024	5.000%	1,480,000	1,521,692
Tax Allocation Bonds
Central Eastside
Series 2011B
06/15/2026	5.000%	1,580,000	1,624,019
06/15/2027	5.000%	1,370,000	1,407,990
Veneta Urban Renewal Agency
Revenue Bonds
Urban Renewal
Series 2001
02/15/2021	5.625%	245,000	245,240
Total			6,961,440
State General Obligation 4.7%
State of Oregon
Limited General Obligation Refunding Bonds
Veterans Welfare Bonds
Series 2020I
12/01/2030	1.950%	555,000	575,552
12/01/2031	2.000%	450,000	465,448

6	Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Bonds
Article XI-Q State Project
Series 2017A
05/01/2026	5.000%	1,250,000	1,559,775
Series 2015F
05/01/2030	5.000%	5,565,000	6,641,939
Series 2019
06/01/2038	5.000%	3,000,000	3,847,350
Series 2019G
08/01/2033	5.000%	1,320,000	1,728,527
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	917,820
Series 2016A
08/01/2031	3.500%	500,000	557,965
08/01/2032	3.500%	500,000	552,495
Total			16,846,871
Transportation 3.3%
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,539,353
10/01/2027	5.000%	1,485,000	1,892,039
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	8,411,940
Total			11,843,332
Water & Sewer 5.9%
City of Albany
Limited General Obligation Refunding Bonds
Series 2013
08/01/2022	4.000%	1,240,000	1,320,216
08/01/2023	4.000%	1,290,000	1,417,620
City of Beaverton Water
Revenue Bonds
Series 2018
04/01/2034	5.000%	1,125,000	1,410,773
City of Bend Sewer
Revenue Bonds
Series 2020
05/01/2039	5.000%	1,390,000	1,809,085
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2032	4.000%	500,000	572,080
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	8,480,512
Revenue Bonds
Series 2014A
05/01/2028	4.000%	3,390,000	3,748,187
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2025	4.000%	200,000	231,338
04/01/2026	4.000%	250,000	295,965
04/01/2027	4.000%	270,000	324,945
Clackamas River Water
Revenue Bonds
Series 2016
11/01/2032	5.000%	200,000	236,848
11/01/2033	5.000%	265,000	313,953
11/01/2034	5.000%	250,000	295,575
11/01/2035	5.000%	225,000	265,691
11/01/2036	5.000%	200,000	235,782
Total			20,958,570
Total Municipal Bonds (Cost $316,837,825)			338,079,627

Money Market Funds 3.6%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(h)	214,451	214,430
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.012%(h)	12,655,443	12,655,443
Total Money Market Funds (Cost $12,869,894)		12,869,873
Total Investments in Securities (Cost: $330,307,719)		351,549,500
Other Assets & Liabilities, Net		3,161,344
Net Assets		354,710,844

Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2020.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2020, the total value of these securities amounted to $2,960,749, which represents 0.83% of total net assets.
(e)	Zero coupon bond.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2020.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2020, the total value of these securities amounted to $7,172,730, which represents 2.02% of total net assets.
(h)	The rate shown is the seven-day current annualized yield at October 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2020

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